Cover	Nov. 22, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2024
Entity File Number	001-40205
Entity Registrant Name	EQUINIX, INC.
Entity Central Index Key	0001101239
Entity Tax Identification Number	77-0487526
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Lagoon Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	598-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001
Trading Symbol	EQIX
Security Exchange Name	NASDAQ
Senior Notes 0. 250 Percent Due 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.250% Senior Notes due 2027
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Senior Notes 1. 000 Percent Due 2033 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.000% Senior Notes due 2033
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Senior Notes 3. 650 Percent Due 2033 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.650% Senior Notes due 2033
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ